Financial Investments - Summary of Financial Investments (Detail) - GBP (£) £ in Millions	Jun. 30, 2018	Dec. 31, 2017
Disclosure of financial investments [line items]
Financial investments	£ 20,986	£ 17,611
Amortised Cost [member]
Disclosure of financial investments [line items]
Financial investments	7,305	8,758
Amortised Cost [member] | Asset-backed Securities [member]
Disclosure of financial investments [line items]
Financial investments	761	2,180
Amortised Cost [member] | Debt Securities [member]
Disclosure of financial investments [line items]
Financial investments	6,544	6,578
FVOCI [member]
Disclosure of financial investments [line items]
Financial investments	13,681
FVOCI [member] | Debt Securities [member]
Disclosure of financial investments [line items]
Financial investments	13,506
FVOCI [member] | Loans and advances to customers [member]
Disclosure of financial investments [line items]
Financial investments	£ 175
Available-for-Sale [member]
Disclosure of financial investments [line items]
Financial investments		8,853
Available-for-Sale [member] | Debt Securities [member]
Disclosure of financial investments [line items]
Financial investments		8,772
Available-for-Sale [member] | Equity Securities [member]
Disclosure of financial investments [line items]
Financial investments		£ 81